Revision of Prior Financial Statements - Summary of Effects from Adjustments of Financial Statements before 2016 (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure of changes in accounting policies, accounting estimates and errors [line items]
Retained earnings	₩ 11,256,069	₩ 9,961,150	₩ 9,778,707	₩ 9,778,707	₩ 9,147,467
Adjustments [member]
Disclosure of changes in accounting policies, accounting estimates and errors [line items]
Retained earnings	₩ 97,496	₩ 134,224	₩ 134,224	₩ 134,224	₩ 97,496